RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 14,010	$ 3,353
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	(184,855)	(131,045)
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	(4,144)	(21,792)
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	(3,464)	(2,006)
Golar Partners | Deposits payable
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (177,247)	$ (107,247)